PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of components of prepaid expenses and other current assets

	December 31,
	2013	2014
Deposits paid for acquisition of property and equipment	195	5,513
Rental deposits and prepaid rental expenses	3,269	4,565
Prepaid film costs on behalf of other investors (i)	2,980	3,700
Loans and interest receivables from producers of TV series and films (ii)	3,425	2,979
Amounts due from third parties (iii)	2,366	1,876
Prepaid film costs (iv)	2,327	1,321
Promotion and print costs paid on behalf of film producers (v)	953	1,161
Advances to employees	725	1,062
Interests receivable	63	353
Prepaid advertising expenses	454	255
Other prepaid expenses	569	906

Total	17,326	23,691

(i)	Prepaid film costs on behalf of other investors represent amounts paid for film production which will be reimbursed by other co-investors.
(ii)

Loans and interest receivables from producers of TV series and films represent the Group's investments in TV series and films, which have fixed rate of returns ranged from 7.2% to 20%. The balance was net of allowance for doubtful accounts of $148 and $1,854 as of December 31, 2013 and December 31, 2014, respectively. Since the Group terminated the cooperation relationship with one of the TV producers, allowance for doubtful accounts of $1,854 was provided for the full loan and interest receivables from the TV producer.

(iii)	Amounts due from third parties mainly represent amounts paid for film production which will be reimbursed by film producers.
(iv)

Prepaid film costs represent amounts paid to secure the service of individuals to be the directors or actors or actresses of films over the next year. Prepaid film costs will be included in the production costs and amortized on a film-by-film basis upon the completion of related films.

(v)

Promotion and print costs paid on behalf of film producers represent amounts paid for promotion and print costs which will be reimbursed by film producers. The balance was net of allowance for doubtful accounts of $5 and nil as of December 31, 2013 and December 31, 2014, respectively.